Putnam VT Multi-Asset Absolute Return Fund
The fund's portfolio
9/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.7%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (13.7%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 10/1/51	$1,000,000	$1,071,523
3.50%, TBA, 10/1/51	1,000,000	1,058,242
3.00%, TBA, 10/1/51	1,000,000	1,046,523

		3,176,288

Total U.S. government and agency mortgage obligations (cost $3,177,578)		$3,176,288

COMMON STOCKS (11.7%)(a)
	Shares	Value
Basic materials (1.4%)
Anglo American Platinum, Ltd. (South Africa)	382	$33,060
Kossan Rubber Industries (Malaysia)	9,700	5,340
Kumba Iron Ore, Ltd. (South Africa)	167	5,499
Kumho Petrochemical Co., Ltd. (South Korea)	188	29,807
MMC Norilsk Nickel PJSC ADR (Russia)	1,719	50,886
POSCO (South Korea)	61	16,954
Southern Copper Corp. (Peru)	836	46,933
Tata Steel, Ltd. (India)	1,631	27,803
Vale SA ADR (Brazil)	4,293	59,887
Vedanta, Ltd. (India)	9,680	37,319

		313,488
Capital goods (0.3%)
Haitian International Holdings, Ltd. (China)	8,000	24,847
Hartalega Holdings Bhd (Malaysia)	4,700	6,885
Sri Trang Gloves Thailand PCL (Thailand)	47,400	43,779

		75,511
Communication services (0.1%)
Hellenic Telecommunications Organization SA (Greece)	907	16,952
KT Corp. (South Korea)	236	6,440

		23,392
Consumer cyclicals (0.9%)
China Yongda Automobiles Services Holdings, Ltd. (China)	21,000	30,231
Kia Corp. (South Korea)	781	52,769
Lite-On Technology Corp. (Taiwan)	7,000	15,645
OPAP SA (Greece)	1,106	17,061
Xinyi Glass Holdings, Ltd. (China)	12,000	35,646
Zhongsheng Group Holdings, Ltd. (China)	6,000	48,224

		199,576
Consumer staples (1.3%)
Ambev SA (Brazil)	16,300	45,795
Arca Continental SAB de CV (Mexico)	1,496	9,109
China Feihe, Ltd. (China)	16,000	26,951
Coca-Cola Icecek AS (Turkey)	771	7,347
Grupo Bimbo SAB de CV Class A (Mexico)	1,966	5,525
Indofood Sukses Makmur Tbk PT (Indonesia)	13,000	5,743
JD.com, Inc. ADR (China)(NON)	882	63,716
Marfrig Global Foods SA (Brazil)	2,900	13,665
Thai Union Group PCL Class F (Thailand)	32,900	21,100
Want Want China Holdings, Ltd. (China)	51,000	38,521
Yum China Holdings, Inc. (China)	945	54,914

		292,386
Energy (0.4%)
China Coal Energy Co., Ltd. Class H (China)	12,000	9,149
China Shenhua Energy Co., Ltd. (China)	21,500	50,218
Lukoil PJSC ADR (Russia)	425	40,462

		99,829
Financials (1.9%)
Agile Group Holdings, Ltd. (China)	20,000	18,622
Banco Bradesco SA (Brazil)(NON)	8,470	32,398
Banco Macro SA ADR (Argentina)(NON)	544	9,243
Banco Santander (Brasil) S.A. (Units) (Brazil)	6,187	40,184
Banco Santander Chile (Chile)	306,048	15,336
Cathay Financial Holding Co., Ltd. (Taiwan)	15,000	30,710
Chailease Holding Co., Ltd. (Taiwan)	4,956	43,548
China Merchants Bank Co., Ltd. Class H (China)	500	3,969
China Minsheng Banking Corp., Ltd. Class H (China)	43,500	17,439
CTBC Financial Holding Co., Ltd. (Taiwan)	16,000	13,047
Fubon Financial Holding Co., Ltd. (Taiwan)	400	1,091
Hana Financial Group, Inc. (South Korea)	1,350	52,108
Hong Leong Bank Bhd (Malaysia)	1,100	4,953
Hopson Development Holdings, Ltd. (China)	800	2,837
KB Financial Group, Inc. (South Korea)	1,231	57,239
Logan Group Co., Ltd. (China)	7,000	7,288
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	8,000	54,284
Powerlong Real Estate Holdings, Ltd. (China)	14,000	10,476
Qualitas Controladora SAB de CV (Mexico)	588	2,704
Sberbank of Russia PJSC ADR (Russia)	788	14,641
Shinhan Financial Group Co., Ltd. (South Korea)	195	6,550
Tisco Financial Group PCL (Thailand)	3,400	9,220

		447,887
Health care (0.5%)
China Medical System Holdings, Ltd. (China)	13,000	23,496
Cipla, Ltd./India (India)(NON)	656	8,694
CSPC Pharmaceutical Group, Ltd. (China)	42,000	49,858
Sun Pharmaceutical Industries, Ltd. (India)	2,942	32,239

		114,287
Technology (4.5%)
Alibaba Group Holding, Ltd. (China)(NON)	6,728	125,141
Infosys, Ltd. (India)	3,461	77,048
LG Electronics, Inc. (South Korea)	398	42,224
Mindtree, Ltd. (India)	904	50,896
Novatek Microelectronics Corp. (Taiwan)	3,000	43,554
Parade Technologies, Ltd. (Taiwan)	1,000	58,161
Quanta Computer, Inc. (Taiwan)	8,000	22,203
Realtek Semiconductor Corp. (Taiwan)	2,000	35,246
Samsung Electro-Mechanics Co., Ltd. (South Korea)	23	3,383
Samsung Electronics Co., Ltd. (South Korea)	2,935	182,671
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	1,407	157,092
Tata Consultancy Services, Ltd. (India)	695	35,193
Tech Mahindra, Ltd. (India)	2,690	49,812
Tencent Holdings, Ltd. (China)	1,500	87,951
United Microelectronics Corp. (Taiwan)	11,000	25,100
Wipro, Ltd. (India)	5,835	49,372

		1,045,047
Transportation (0.4%)
COSCO SHIPPING Holdings Co., Ltd. Class H (China)	18,850	28,540
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	12,000	52,746

		81,286
Utilities and power (—%)
Glow Energy PCL (Thailand)(NON)(F)	700	—

		—

Total common stocks (cost $2,285,287)		$2,692,689

INVESTMENT COMPANIES (8.4%)(a)
	Shares	Value
Communication Services Select Sector SPDR Fund	4,583	$367,144
Energy Select Sector SPDR Fund	12,704	661,751
Financial Select Sector SPDR Fund	16,564	621,647
Materials Select Sector SPDR Fund	3,671	290,413

Total investment companies (cost $1,679,789)		$1,940,955

COMMODITY LINKED NOTES (5.8%)(a)(CLN)
	Principal amount	Value
Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2022 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)	$340,000	$362,899
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.06%, 2022 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged Index multiplied by 3)	386,000	424,794
Citigroup Global Markets Holdings, Inc. 144A sr. notes, 2021 (Indexed to the Citi Cross-Asset Trend 10% Vol Index multiplied by 3)	319,000	424,181
Citigroup Global Markets Holdings, Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.05%, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	80,000	127,393

Total commodity Linked Notes (cost $1,125,000)		$1,339,267

MORTGAGE-BACKED SECURITIES (4.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (3.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.116%, 11/15/47	$34,071	$5,326
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	76,198	15,119
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	17,164	2,284
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	3,020	7
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	198,337	23,017
REMICs Ser. 5053, Class IB, IO, 3.00%, 12/25/50	316,916	43,329
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	19,552	1,841
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	26,976	1,825
Federal National Mortgage Association
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.514%, 1/25/44	36,411	8,132
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	103,522	18,030
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 1/25/48	58,811	11,816
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 2/25/47	77,736	15,877
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 9/25/46	49,136	9,260
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	31,819	6,781
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 3/25/50	65,852	11,306
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.914%, 12/25/46	75,355	14,877
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.664%, 10/25/47	208,607	37,896
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	124,556	22,352
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	107,378	19,785
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	54,888	10,778
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	120,956	16,307
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	10,060	538
REMICs Ser. 20-85, Class IP, IO, 3.00%, 12/25/50	248,130	36,884
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	21,682	2,518
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	44,975	1,678
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	10,386	196
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.595%, 1/16/40	121,180	18,391
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.58%), 6.493%, 6/20/40	51,325	10,828
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.163%, 7/20/48	69,654	11,056
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.113%, 8/20/48	44,314	6,848
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 9/20/43	12,435	2,338
IFB Ser. 20-33, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 3/20/50	135,286	21,615
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 8/20/49	50,115	7,781
IFB Ser. 16-51, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 4/20/46	54,148	10,486
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/41	26,320	5,153
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	97,210	20,406
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	59,002	10,684
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	25,538	3,741
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	27,666	5,186
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	19,325	2,650
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	121	9
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	18,516	3,394
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	26,621	5,058
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	19,503	3,639
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	28,131	5,289
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	145,654	23,146
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	36,949	6,304
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	36,063	3,675
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	30,763	6,118
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	32,683	4,227
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	6,986	1,159
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	6,678	567
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	38,226	7,263
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	39,786	5,420
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	15,243	1,575
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	12,591	94
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	18,606	1,445
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	24,620	2,496
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	2,425	11
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	7,801	351
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,701	15
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	16,518	360
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	18,102	686
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	58,009	4,439
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	10,414	37
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	227,770	27,972
Ser. 17-H02, Class BI, IO, 2.436%, 1/20/67(WAC)	103,234	7,557
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	97,466	8,467
Ser. 17-H06, Class BI, IO, 2.344%, 2/20/67(WAC)	81,732	6,147
FRB Ser. 16-H16, Class DI, IO, 2.247%, 6/20/66(WAC)	63,296	4,678
Ser. 15-H24, Class HI, IO, 2.059%, 9/20/65(WAC)	240,442	8,471
Ser. 15-H15, Class JI, IO, 1.95%, 6/20/65(WAC)	194,779	13,712
Ser. 15-H19, Class NI, IO, 1.899%, 7/20/65(WAC)	134,473	8,230
Ser. 15-H25, Class BI, IO, 1.875%, 10/20/65(WAC)	178,322	12,269
FRB Ser. 15-H16, Class XI, IO, 1.871%, 7/20/65(WAC)	66,253	5,075
FRB Ser. 15-H11, Class CI, IO, 1.863%, 5/20/65(WAC)	258,612	16,123
Ser. 16-H02, Class BI, IO, 1.83%, 11/20/65(WAC)	220,346	16,526
Ser. 15-H20, Class CI, IO, 1.817%, 8/20/65(WAC)	123,297	9,173
Ser. 15-H10, Class CI, IO, 1.792%, 4/20/65(WAC)	117,262	7,259
Ser. 16-H03, Class AI, IO, 1.761%, 1/20/66(WAC)	105,819	6,481
Ser. 15-H09, Class AI, IO, 1.717%, 4/20/65(WAC)	142,885	8,673
Ser. 17-H14, Class DI, IO, 1.695%, 6/20/67(WAC)	208,646	9,911
Ser. 15-H09, Class BI, IO, 1.674%, 3/20/65(WAC)	145,826	8,462
Ser. 14-H21, Class AI, IO, 1.619%, 10/20/64(WAC)	136,328	8,646
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	199,249	10,839
Ser. 15-H10, Class EI, IO, 1.596%, 4/20/65(WAC)	70,278	2,654
Ser. 11-H15, Class AI, IO, 1.524%, 6/20/61(WAC)	55,717	2,385
Ser. 16-H04, Class KI, IO, 1.517%, 2/20/66(WAC)	70,977	3,516
Ser. 16-H08, Class GI, IO, 1.423%, 4/20/66(WAC)	145,083	6,393

		781,318
Commercial mortgage-backed securities (0.3%)
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	27,000	18,408
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.699%, 8/15/46(WAC)	16,000	10,643
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,700	8,585
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 1.372%, 12/12/49(WAC)	475	2
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	17,000	466
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	30,000	4,359
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	100,000	21,260

		63,723
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 2.903%, 4/25/37(WAC)	21,897	22,026
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.706%, 4/25/35	5,742	5,243
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	29,000	30,187
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.186%, 3/25/50	13,958	14,173
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.336%, 9/25/28	59,574	69,151
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.786%, 4/25/28	11,014	11,623
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.586%, 9/25/29	10,000	10,902
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/25	331	334
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 3.736%, 9/25/29	30,656	31,739
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.086%, 10/25/29	14,117	14,498
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.886%, 2/25/30	6,057	6,189
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.436%, 1/25/31	7,691	7,792
Federal National Mortgage Association 144A Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.336%, 1/25/40	10,000	10,049
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.006%, 10/25/44	11,479	11,166

		245,072

Total mortgage-backed securities (cost $1,293,649)		$1,090,113

WARRANTS (1.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bank of Jiangsu Co., Ltd. 144A (China)	9/28/22	$0.00	32,500	$29,349
Bank of Shanghai Co., Ltd. (China)	12/30/21	0.00	7,100	8,053
ENN Natural Gas Co., Ltd. 144A (China)	9/16/22	0.00	2,000	5,673
Focus Media Information Technology Co., Ltd. (China)	4/12/23	0.00	2,300	2,612
G-bits Network Technology Xiamen Co., Ltd. 144A (China)	10/21/22	0.00	400	24,284
Maxscend Microelectronics Co., Ltd. 144A (China)	7/29/22	0.00	300	16,385
Sany Heavy Industry Co., Ltd. 144A Class A, (China)	1/17/22	0.00	11,500	45,394
Seazen Holdings Co., Ltd. (China)	6/3/22	0.00	1,700	9,833
Shaanxi Coal Industry Co., Ltd. 144A (China)	7/29/22	0.00	5,700	13,089
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. (China)	12/10/21	0.00	700	41,861
Youngor Group Co., Ltd. 144A (China)	7/29/22	0.00	46,700	46,447
Zhuzhou Kibing Group Co., Ltd. 144A (China)	7/29/22	0.00	3,127	8,408

Total warrants (cost $269,756)				$251,388

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
	Principal amount	Value
Buenos Aires (Government of) 144A sr. unsec. unsub. bonds 3.90%, 9/1/37 (Argentina)	$38,130	$17,327
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	$44,000	51,439
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)	70,000	79,538
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	12,000	1,290

Total foreign government and agency bonds and notes (cost $143,473)		$149,594

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$25,000	$25,033
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.986%, 10/25/53	25,000	25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.886%, 11/25/53	25,000	25,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.883%, 4/25/22	25,000	25,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	25,000	25,000

Total asset-backed securities (cost $125,000)		$125,033

CORPORATE BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	$20,000	$22,420
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	10,000	12,603
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	21,000	23,389
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	15,000	16,875
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	26,000	1,430
Petroleos Mexicanos company guaranty sr. unsec. notes 6.375%, 1/23/45 (Mexico)	10,000	8,501
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	18,000	19,004

Total corporate bonds and notes (cost $104,858)		$104,222

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.33	$1,289,731	GBP	957,200	$7,567
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.16	1,295,846	EUR	1,118,700	7,345
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.16	1,295,846	EUR	1,118,700	8,619
UBS AG
NZD/USD (Put)	Nov-21/0.68	964,764	NZD	1,397,500	6,573

Total purchased options outstanding (cost $28,579)					$30,104

SHORT-TERM INVESTMENTS (68.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	9,968,560	$9,968,560
ABN AMRO Funding USA, LLC commercial paper 0.100%, 11/1/21		$250,000	249,969
Atlantic Asset Securitization, LLC asset backed commercial paper 0.110%, 11/18/21		250,000	249,965
DNB Bank ASA commercial paper 0.070%, 10/12/21		250,000	249,996
Export Development Canada commercial paper 0.060%, 11/2/21		250,000	249,986
Federal Home Loan Banks discount notes commercial paper 0.040%, 12/8/21		250,000	249,981
FMS Wertmanagement commercial paper 0.100%, 10/4/21		250,000	249,998
Liberty Street Funding, LLC asset backed commercial paper 0.100%, 10/6/21		250,000	249,998
National Australia Bank, Ltd. commercial paper 0.080%, 11/9/21		250,000	249,981
Sheffield Receivables Co., LLC asset backed commercial paper 0.100%, 12/13/21		250,000	249,941
Skandinaviska Enskilda Banken AB commercial paper 0.090%, 12/9/21		250,000	249,958
Societe Generale SA commercial paper 0.105%, 12/2/21		250,000	249,965
Toronto-Dominion Bank (The) commercial paper 0.110%, 11/5/21		250,000	249,982
TotalEnergies Capital Canada, Ltd. commercial paper 0.080%, 11/22/21		250,000	249,967
Victory Receivables Corp. asset backed commercial paper 0.100%, 10/26/21		250,000	249,982
U.S. Treasury Bills 0.026%, 10/14/21(SEG)(SEGSF)(SEGCCS)		600,000	599,994
U.S. Treasury Bills 0.031%, 3/10/22(SEG)(SEGSF)(SEGCCS)		400,000	399,915
U.S. Treasury Bills 0.049%, 12/30/21(SEG)(SEGSF)(SEGCCS)		250,000	249,975
U.S. Treasury Bills 0.039%, 1/20/22(SEG)(SEGCCS)		250,000	249,971
U.S. Treasury Bills 0.028%, 10/5/21(SEGSF)		100,000	100,000
U.S. Treasury Bills 0.044%, 3/17/22(SEGSF)(SEGCCS)		325,001	324,928
U.S. Treasury Bills 0.038%, 1/13/22		250,000	249,973
U.S. Treasury Bills 0.047%, 12/23/21		250,000	249,980

Total short-term investments (cost $15,892,986)			$15,892,965
TOTAL INVESTMENTS

Total investments (cost $26,125,955)			$26,792,618

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $18,492,514) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/20/21	$220,080	$214,363	$(5,717)
		British Pound	Buy	12/15/21	83,413	85,797	(2,384)
		Canadian Dollar	Sell	10/20/21	50,054	50,166	112
		Euro	Buy	12/15/21	160,669	165,355	(4,686)
		Hong Kong Dollar	Sell	11/17/21	11,537	11,541	4
		Japanese Yen	Buy	11/17/21	60,879	61,812	(933)
		New Zealand Dollar	Sell	10/20/21	226,554	228,550	1,996
		Swedish Krona	Buy	12/15/21	73,828	75,609	(1,781)
		Swiss Franc	Sell	12/15/21	645	1,363	718
	Barclays Bank PLC
		Australian Dollar	Sell	10/20/21	128,620	129,995	1,375
		British Pound	Buy	12/15/21	49,320	49,636	(316)
		Canadian Dollar	Sell	10/20/21	51,159	51,731	572
		Euro	Sell	12/15/21	69,372	69,537	165
		Japanese Yen	Buy	11/17/21	89,642	89,723	(81)
		New Zealand Dollar	Sell	10/20/21	84,561	85,156	595
		Swedish Krona	Buy	12/15/21	77,657	79,085	(1,428)
		Swiss Franc	Sell	12/15/21	244,666	248,510	3,844
	Citibank, N.A.
		Australian Dollar	Sell	10/20/21	9,326	6,742	(2,584)
		British Pound	Buy	12/15/21	109,690	112,336	(2,646)
		Canadian Dollar	Buy	10/20/21	155,451	156,019	(568)
		Euro	Buy	12/15/21	59,628	60,901	(1,273)
		Japanese Yen	Buy	11/17/21	6,967	6,621	346
		New Zealand Dollar	Sell	10/20/21	196,940	198,227	1,287
		Swiss Franc	Sell	12/15/21	126,633	127,859	1,226
	Credit Suisse International
		Australian Dollar	Buy	10/20/21	2,603	2,437	166
		British Pound	Sell	12/15/21	88,937	91,308	2,371
		Canadian Dollar	Sell	10/20/21	58,343	58,991	648
		Euro	Sell	12/15/21	103,942	106,445	2,503
		New Zealand Dollar	Buy	10/20/21	81,800	83,400	(1,600)
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	271,124	284,375	13,251
		British Pound	Buy	12/15/21	602,214	621,992	(19,778)
		Canadian Dollar	Buy	10/20/21	509,695	508,471	1,224
		Euro	Buy	12/15/21	709,264	724,634	(15,370)
		Japanese Yen	Buy	11/17/21	233,731	241,847	(8,116)
		New Zealand Dollar	Sell	10/20/21	128,049	127,971	(78)
		Norwegian Krone	Sell	12/15/21	199,567	201,506	1,939
		Swedish Krona	Buy	12/15/21	246,597	251,132	(4,535)
		Swiss Franc	Buy	12/15/21	38,914	38,268	646
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	98,616	99,612	996
		British Pound	Sell	12/15/21	18,731	19,369	638
		Canadian Dollar	Buy	10/20/21	87,081	89,363	(2,282)
		Euro	Buy	12/15/21	215,192	220,466	(5,274)
		Hong Kong Dollar	Sell	11/17/21	29,472	29,482	10
		Japanese Yen	Buy	11/17/21	4,191	4,226	(35)
		New Zealand Dollar	Sell	10/20/21	126,945	128,895	1,950
		Swiss Franc	Sell	12/15/21	66,649	67,930	1,281
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	267,147	272,683	(5,536)
		British Pound	Sell	12/15/21	190,407	191,719	1,312
		Canadian Dollar	Buy	10/20/21	147,793	148,659	(866)
		Euro	Sell	12/15/21	304,400	312,216	7,816
		Japanese Yen	Sell	11/17/21	324,939	327,246	2,307
		New Zealand Dollar	Buy	10/20/21	696,918	702,390	(5,472)
		Norwegian Krone	Buy	12/15/21	106,004	107,455	(1,451)
		Swedish Krona	Buy	12/15/21	3,177	2,357	820
		Swiss Franc	Sell	12/15/21	156,732	159,716	2,984
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	425,917	431,884	(5,967)
		British Pound	Buy	12/15/21	452,637	464,131	(11,494)
		Canadian Dollar	Sell	10/20/21	67,817	68,950	1,133
		Euro	Buy	12/15/21	317,046	325,034	(7,988)
		Hong Kong Dollar	Sell	11/17/21	29,729	29,739	10
		Japanese Yen	Buy	11/17/21	322,764	325,837	(3,073)
		New Zealand Dollar	Sell	10/20/21	348,873	348,110	(763)
		Norwegian Krone	Buy	12/15/21	142,027	141,883	144
		Swedish Krona	Buy	12/15/21	328,757	335,145	(6,388)
		Swiss Franc	Sell	12/15/21	21,500	21,670	170
	NatWest Markets PLC
		Australian Dollar	Buy	10/20/21	129,850	128,137	1,713
		British Pound	Buy	12/15/21	92,710	94,794	(2,084)
		Canadian Dollar	Buy	10/20/21	76,344	77,236	(892)
		Euro	Sell	12/15/21	30,742	31,486	744
		Japanese Yen	Sell	11/17/21	41,678	42,022	344
		New Zealand Dollar	Sell	10/20/21	333,273	336,638	3,365
		Norwegian Krone	Buy	12/15/21	90,958	90,992	(34)
		Swedish Krona	Buy	12/15/21	39,240	39,968	(728)
		Swiss Franc	Buy	12/15/21	183,069	186,577	(3,508)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	212,633	214,276	1,643
		British Pound	Sell	12/15/21	322,736	328,367	5,631
		Canadian Dollar	Buy	10/20/21	276,243	272,742	3,501
		Euro	Buy	12/15/21	156,957	164,169	(7,212)
		Hong Kong Dollar	Sell	11/17/21	251,397	251,478	81
		Japanese Yen	Sell	11/17/21	1,036,521	1,039,847	3,326
		New Zealand Dollar	Sell	10/20/21	51,979	55,464	3,485
		Norwegian Krone	Sell	12/15/21	134,859	135,824	965
		Swedish Krona	Buy	12/15/21	95,031	96,781	(1,750)
		Swiss Franc	Sell	12/15/21	53,104	55,111	2,007
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	84,591	86,300	(1,709)
		British Pound	Sell	12/15/21	15,361	17,785	2,424
		Canadian Dollar	Sell	10/20/21	55,028	55,252	224
		Euro	Sell	12/15/21	9,629	9,861	232
		Hong Kong Dollar	Sell	11/17/21	36,088	36,100	12
		Japanese Yen	Buy	11/17/21	269,376	271,613	(2,237)
		New Zealand Dollar	Sell	10/20/21	141,579	143,065	1,486
		Norwegian Krone	Buy	12/15/21	273,388	276,164	(2,776)
		Swedish Krona	Sell	12/15/21	51,905	51,792	(113)
	UBS AG
		Australian Dollar	Buy	10/20/21	227,671	233,004	(5,333)
		British Pound	Sell	12/15/21	238,514	243,284	4,770
		Canadian Dollar	Buy	10/20/21	219,083	218,680	403
		Euro	Buy	12/15/21	676,084	691,694	(15,610)
		Hong Kong Dollar	Sell	11/17/21	10,946	10,950	4
		Japanese Yen	Buy	11/17/21	520,466	526,858	(6,392)
		New Zealand Dollar	Sell	10/20/21	215,509	216,241	732
		Norwegian Krone	Sell	12/15/21	232,105	234,007	1,902
		Swedish Krona	Buy	12/15/21	31,502	31,952	(450)
		Swiss Franc	Sell	12/15/21	267,133	271,831	4,698
	WestPac Banking Corp.
		British Pound	Sell	12/15/21	18,192	18,676	484
		Canadian Dollar	Sell	10/20/21	8,842	8,941	99
		Euro	Sell	12/15/21	13,225	13,545	320
		Japanese Yen	Sell	11/17/21	11,648	11,744	96
		New Zealand Dollar	Sell	10/20/21	85,182	85,688	506

	Unrealized appreciation						101,756

	Unrealized (depreciation)						(181,291)

	Total						$(79,535)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	1	$114,064	$113,350	Dec-21	$(5,026)
MSCI Emerging Markets Index (Long)	1	62,655	62,280	Dec-21	(2,629)
NASDAQ 100 Index E-Mini (Long)	1	293,650	293,650	Dec-21	(18,574)
Russell 2000 Index E-Mini (Long)	1	110,219	110,040	Dec-21	(2,219)
S&P 500 Index E-Mini (Long)	7	1,507,639	1,504,213	Dec-21	(71,957)
U.S. Treasury Note 2 yr (Short)	19	4,181,039	4,181,039	Dec-21	2,332
U.S. Treasury Note 5 yr (Short)	34	4,173,234	4,173,234	Dec-21	20,173
U.S. Treasury Note 10 yr (Long)	120	15,793,125	15,793,125	Dec-21	(172,160)
U.S. Treasury Note Ultra 10 yr (Long)	14	2,033,500	2,033,500	Dec-21	(28,485)

Unrealized appreciation					22,505

Unrealized (depreciation)					(301,050)

Total					$(278,545)

WRITTEN OPTIONS OUTSTANDING at 9/30/21 (premiums $8,339) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.30	$1,289,731	GBP	957,200	$2,010
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.14	1,295,846	EUR	1,118,700	1,917
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.15	1,295,846	EUR	1,118,700	3,170
UBS AG
NZD/USD (Put)	Nov-21/0.66	964,764	NZD	1,397,500	2,156

Total					$9,253

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$4,900	$(638)	$262
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(84)	(2)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	4,900	(638)	(304)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(1,740)	(1,276)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	84
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(120)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	835
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(1,187)

Unrealized appreciation				1,181

Unrealized (depreciation)				(2,889)

Total				$(1,708)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $1,009,961) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	$1,000,000	11/10/21	$1,000,727

Total			$1,000,727

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,300	$265		$—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(294)
		4,900	92	(E)	—	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	92
		400	41	(E)	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41)
		8,600	1,081	(E)	—	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(1,081)
		700	81	(E)	—	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81
		2,000	315		5	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	(299)
		13,000	152		—	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	135
		9,000	57		—	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45
		12,000	24		—	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37)
		174,500	281		(2)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(480)
		1,221,000	7,302		1,451	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,833)
		641,000	5,916	(E)	(6,911)	12/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(995)
		1,953,000	3,320	(E)	3,470	12/15/23	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	150
		86,000	1,813	(E)	2,087	12/15/31	3 month USD-LIBOR-BBA — Quarterly	1.35% — Semiannually	274
		111,000	5,119	(E)	4,928	12/15/51	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(192)
		362,000	7,526	(E)	(2,295)	12/15/31	1.10% — Annually	Secured Overnight Financing Rate — Annually	5,231
		85,000	88		(1)	10/1/31	1.5415% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(89)
	AUD	391,000	8,212	(E)	1,450	12/15/31	6 month AUD-BBR-BBSW — Semiannually	1.395% — Semiannually	(6,762)
	CAD	339,000	7,770	(E)	1,511	12/15/31	3 month CAD-BA-CDOR — Semiannually	1.70% — Semiannually	(6,258)
	CHF	108,000	1,320	(E)	1,317	12/15/31	0.050% plus Swiss Average Rate Overnight — Annually	—	(3)
	EUR	425,000	8,423	(E)	2,156	12/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.02% — Annually	(6,268)
	GBP	21,000	780	(E)	(98)	12/15/31	0.6525% — Annually	Sterling Overnight Index Average — Annually	682
	NOK	925,000	2,784	(E)	(305)	12/15/31	1.63% — Annually	3 month USD-LIBOR-BBA — Semiannually	2,479
	NZD	198,000	3,513	(E)	700	12/15/31	3 month NZD-BBR-FRA — Quarterly	2.03% — Semiannually	(2,813)
	SEK	1,146,000	3,572	(E)	(578)	12/15/31	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	2,998

	Total				$8,885				$(27,278)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$5,112,433	$5,046,045	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$(65,402)
	39,624	39,944	—	6/20/23	(1 month USD-LIBOR-BBA plus 0.10%) — Monthly	Al Rajhi Bank — Monthly	309
	24,654	24,581	—	6/20/23	1 month USD-LIBOR-BBA plus 1.00% — Monthly	Al Rajhi Bank — Monthly	81
	5,126,043	5,066,615	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	59,499
	18,858	18,021	—	6/20/23	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	United Electronics Co. — Monthly	(843)
	Barclays Bank PLC
	1,781,566	1,763,652	—	5/26/22	(0.10%) — Monthly	Buraschi Barclays Adaptive Trend Strategy EX-Commodities ER — Monthly	(17,924)
	Citibank, N.A.
	15,590	14,597	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	990
	95,621	98,486	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(2,881)
	67,099	63,392	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Woodward, Inc. — Monthly	3,696
	99,148	94,467	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bausch Health Cos, Inc. — Monthly	4,665
	25,400	25,219	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	176
	2,984	2,908	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	78
	9,662	9,595	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	(98)
	34,779	35,086	—	7/5/22	1 month USD-LIBOR-BBA — Monthly	Healthcare Services Group — Monthly	(307)
	90,772	89,276	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ralph Lauren Corp. — Monthly	928
	23,561	22,733	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	AAR Corp. — Monthly	823
	34,405	31,265	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Everbridge, Inc. — Monthly	3,135
	66,985	62,791	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Elanco Animal Health, Inc. — Monthly	4,183
	5,169	4,488	—	7/5/22	1 month USD-LIBOR-BBA minus 3.25% — Monthly	Zynex, Inc. — Monthly	680
	9,313	9,259	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	WD-40 Co. — Monthly	79
	9,005	8,581	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plug Power, Inc. — Monthly	422
	24,634	25,499	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Century Link, Inc. — Monthly	(801)
	79,700	78,618	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Penumbra, Inc. — Monthly	1,070
	67,957	58,496	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Fair Isaac Corp. — Monthly	12,874
	51,250	49,929	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	The Hershey Co. — Monthly	1,313
	82,933	79,507	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	L3Harris Technologies Inc — Monthly	3,412
	33,155	29,558	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ping Identity Holding Corp. — Monthly	3,592
	36,560	34,570	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Citizens Bcshs -Cl A — Monthly	1,984
	23,725	20,691	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Liveperson Inc. — Monthly	3,032
	34,056	34,329	—	7/5/22	1 month USD-LIBOR-BBA minus 0.25% — Monthly	Adapt Health Corp. — Monthly	(275)
	Credit Suisse International
	43,114	41,031	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	2,075
	1,602,290	1,524,873	—	11/2/21	1 month USD-LIBOR-BBA minus 0.35% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	77,132
	Goldman Sachs International
	29,151	26,904	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Open Text Corp. — Monthly	2,218
	4,766	4,711	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Sillajen Inc. — Monthly	54
	239,844	238,498	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Enhanced 3x Excess Return Strategy — Monthly††	(1,388)
	178,689	176,519	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Excess Return Strategy — Monthly†	(2,191)
	452,603	447,523	—	12/15/25	(0.30%) — Monthly	Goldman Sachs Volatility of Volatility Carry Series 69 Excess Return Strategy — Monthly†	(5,133)
	786,075	780,284	—	12/15/25	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 85 Excess Return Strategy — Monthly††	(5,792)
	17,657	16,795	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Sumitomo Dajnippon Pharma Co. — Monthly	(759)
	12,732	12,020	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	CSL Ltd. — Monthly	(647)
	13,546	13,155	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Taisho Pharmaceutical Holdin — Monthly	(302)
	7,137	7,125	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Shionogi & Co Ltd — Monthly	33
	6,636	6,552	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Eisai Co Ltd. — Monthly	(29)
	4,323	4,188	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Astellas Pharma Inc. — Monthly	(84)
	1,321	1,414	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Dajichi Sankyo Co Ltd. — Monthly	99
	6,159	5,804	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Hisamitsu Pharmaceutical Co — Monthly	(304)
	7,392	7,193	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Takeda Pharmaceutical Co Ltd — Monthly	(42)
	18,728	18,290	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Glaxosmithkline Plc — Monthly	(188)
	3,897	3,673	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Galapagos NV — Monthly	(224)
	3,625	3,783	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ucb Sa — Monthly	158
	13,257	13,472	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bayer AG- Reg — Monthly	213
	13,259	14,205	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Astrazeneca Plc — Monthly	945
	3,647	3,666	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	H Lundbeck A/S — Monthly	19
	23,286	23,198	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ipsen — Monthly	(92)
	8,645	8,287	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vifor Pharma AG — Monthly	(359)
	16,826	16,846	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sanofi — Monthly	18
	5,351	5,198	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Hikma Pharmaceuticals PLC — Monthly	(126)
	650	633	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Orion Oyj-Class B — Monthly	(17)
	20,679	18,420	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sartorius Stedim Biotech — Monthly	(2,263)
	2,478	2,438	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Grifols Sa — Monthly	(41)
	40,818	38,055	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck Kgaa — Monthly	(2,770)
	906	873	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Recordati Industria Chemica — Monthly	(34)
	1,618	1,559	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Novartis Ag-Reg — Monthly	(59)
	3,931	3,462	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eurofins Scientific — Monthly	(470)
	10,284	10,166	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eli Lilly & Co. — Monthly	(120)
	9,816	9,569	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Amgen Inc — Monthly	(248)
	9,930	10,782	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Teva Pharmaceutical-Sp Adr — Monthly	851
	39,029	34,434	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Mettler-Toledo International — Monthly	(4,601)
	1,956	1,816	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Regeneron Pharmaceuticals — Monthly	(141)
	32,089	32,566	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Thermo Fisher Scientific Inc — Monthly	486
	11,266	10,966	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Gilead Sciences Inc — Monthly	(190)
	16,023	15,813	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Viatris, Inc. — Monthly	(213)
	24,743	22,309	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Illumina Inc — Monthly	(2,439)
	20,181	19,703	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Johnson & Johnson — Monthly	(482)
	16,187	16,991	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perrigo Co Plc — Monthly	888
	2,717	2,545	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Incyte Corp — Monthly	(173)
	877	853	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Organon & Co. — Monthly	(24)
	45,082	39,303	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Waters Corp. — Monthly	(5,787)
	14,961	14,150	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Biogen Inc. — Monthly	(814)
	39,624	35,917	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Agilent Technologies, Inc. — Monthly	(3,714)
	567	544	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	(23)
	17,674	17,691	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Abbvie Inc. — Monthly	13
	38,302	35,524	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perkinelmer Inc. — Monthly	(2,784)
	37,490	34,733	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	IQVIA Holdings, Inc. — Monthly	(2,763)
	19,222	19,829	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck & Co. Inc. — Monthly	776
	29,982	28,539	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Zoetis, Inc. — Monthly	(1,449)
	27,757	26,666	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Pfizer, Inc. — Monthly	(1,096)
	13,206	12,603	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bristol-Myers Squibb Co. — Monthly	(501)
	25,773	24,671	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Outset Medical Inc. — Monthly	1,100
	29,475	27,999	—	12/15/25	1 month USD-LIBOR-BBA minus 0.50% — Monthly	Beyond Meat, Inc. — Monthly	1,472
	12,874	12,468	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Bloom Energy Corp. - A — Monthly	405
	30,640	28,708	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	New Relic Inc. — Monthly	1,929
	57,179	54,338	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Steris, PLC — Monthly	2,721
	26,248	24,248	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Progyny, Inc. — Monthly	1,998
	16,879	17,958	—	12/15/25	(1 month USD-LIBOR-BBA) — Monthly	AstraZeneca PLC — Monthly	1,079
	35,075	31,979	—	12/15/25	1 month USD-LIBOR-BBA minus 0.35% — Monthly	First Solar Inc. — Monthly	3,092
	6,414,433	6,414,433	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(9,317)
	6,568,275	6,568,275	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	12,085
	JPMorgan Chase Bank N.A.
	1,232,926	1,211,725	—	9/22/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (JPCMPTFL) of common stocks — Monthly*	(21,111)
	697,522	677,154	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	(20,553)
	UBS AG
	8,435,508	8,143,558	—	5/23/23	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (UBSPUSER) of common stocks — Monthly*	(292,053)
	120,976	115,131	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	5,832
	1,505,767	1,433,013	—	11/2/21	1 month USD-LIBOR-BBA minus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	72,586
	8,429,216	8,158,311	—	5/23/23	1 month USD-LIBOR-BBA plus 0.20% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	271,646

Upfront premium received			—	Unrealized appreciation			568,944

Upfront premium (paid)			—	Unrealized (depreciation)			(482,441)

		Total	$—			Total	$86,502
†	Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.
††	Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	2,203	$311,764	6.18%
Alphabet, Inc. Class A	Technology	100	267,241	5.30%
Amazon.com, Inc.	Consumer cyclicals	58	191,349	3.79%
Microsoft Corp.	Technology	664	187,100	3.71%
NVIDIA Corp.	Technology	647	133,974	2.66%
JPMorgan Chase & Co.	Financials	813	133,130	2.64%
Citigroup, Inc.	Financials	1,380	96,876	1.92%
Intuit, Inc.	Technology	174	93,690	1.86%
Adobe, Inc.	Technology	157	90,379	1.79%
Qualcomm, Inc.	Technology	694	89,462	1.77%
Goldman Sachs Group, Inc. (The)	Financials	235	88,815	1.76%
Accenture PLC Class A	Technology	272	87,093	1.73%
Bristol-Myers Squibb Co.	Health care	1,403	83,027	1.65%
Verizon Communications, Inc.	Communication services	1,404	75,853	1.50%
Walmart, Inc.	Consumer cyclicals	502	70,012	1.39%
Ford Motor Co.	Consumer cyclicals	4,487	63,538	1.26%
Lockheed Martin Corp.	Capital goods	182	62,697	1.24%
Merck & Co., Inc.	Health care	799	59,997	1.19%
TJX Cos., Inc. (The)	Consumer cyclicals	860	56,738	1.12%
Cisco Systems, Inc./California	Technology	1,009	54,936	1.09%
Align Technology, Inc.	Health care	82	54,877	1.09%
MetLife, Inc.	Financials	865	53,402	1.06%
Fortinet, Inc.	Technology	182	53,057	1.05%
Anthem, Inc.	Health care	139	51,817	1.03%
Procter & Gamble Co. (The)	Consumer staples	356	49,828	0.99%
PepsiCo, Inc.	Consumer staples	327	49,187	0.97%
Pinterest, Inc. Class A	Technology	965	49,162	0.97%
Target Corp.	Consumer cyclicals	200	45,751	0.91%
Colgate-Palmolive Co.	Consumer staples	603	45,552	0.90%
McDonald's Corp.	Consumer staples	187	45,192	0.90%
Edwards Lifesciences Corp.	Health care	397	44,986	0.89%
Moderna, Inc.	Health care	115	44,181	0.88%
DuPont de Nemours, Inc.	Basic materials	633	43,057	0.85%
Abbott Laboratories	Health care	354	41,765	0.83%
Roku, Inc.	Technology	132	41,446	0.82%
Marriott International, Inc./MD Class A	Consumer cyclicals	280	41,426	0.82%
Vertex Pharmaceuticals, Inc.	Health care	220	39,966	0.79%
CSX Corp.	Transportation	1,295	38,506	0.76%
Veeva Systems, Inc. Class A	Technology	131	37,756	0.75%
O'Reilly Automotive, Inc.	Consumer cyclicals	61	37,559	0.74%
Medtronic PLC	Health care	296	37,161	0.74%
Parker Hannifin Corp.	Capital goods	132	36,775	0.73%
Facebook, Inc. Class A	Technology	104	35,247	0.70%
Southern Co. (The)	Utilities and power	569	35,240	0.70%
McKesson Corp.	Health care	176	35,189	0.70%
Synchrony Financial	Financials	682	33,350	0.66%
Cadence Design Systems, Inc.	Technology	217	32,838	0.65%
Halliburton Co.	Energy	1,507	32,582	0.65%
Gartner, Inc.	Consumer cyclicals	104	31,546	0.63%
Weyerhaeuser Co.	Basic materials	877	31,209	0.62%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sonic Healthcare, Ltd. (Australia)	Health care	1,091	$32,070	0.49%
Electronic Arts, Inc.	Technology	223	31,659	0.48%
Roku, Inc.	Technology	101	31,658	0.48%
Nintendo Co., Ltd. (Japan)	Consumer cyclicals	65	31,646	0.48%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	929	31,533	0.48%
Marubeni Corp. (Japan)	Conglomerates	3,753	31,470	0.48%
Take-Two Interactive Software, Inc.	Technology	203	31,351	0.48%
Veeva Systems, Inc. Class A	Technology	109	31,334	0.48%
AtoS SE (France)	Technology	586	31,329	0.48%
Roche Holding AG (Switzerland)	Health care	85	31,274	0.48%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	508	31,155	0.47%
CyberAgent, Inc. (Japan)	Consumer cyclicals	1,600	31,148	0.47%
Nitori Holdings Co., Ltd. (Japan)	Consumer cyclicals	157	31,146	0.47%
Netflix, Inc.	Consumer staples	51	31,142	0.47%
Merck & Co., Inc.	Health care	414	31,123	0.47%
Newcrest Mining, Ltd. (Australia)	Basic materials	1,897	31,043	0.47%
Aegon NV (Netherlands)	Financials	5,996	31,023	0.47%
Bank Leumi Le-Israel BM (Israel)	Financials	3,638	31,020	0.47%
MSCI, Inc.	Technology	51	31,007	0.47%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	1,390	31,005	0.47%
DSV A/S (Denmark)	Transportation	129	31,004	0.47%
Brenntag AG (Germany)	Basic materials	332	30,973	0.47%
Bank Hapoalim MB (Israel)	Financials	3,502	30,957	0.47%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,660	30,951	0.47%
Repsol SA (Spain)	Energy	2,362	30,908	0.47%
GlaxoSmithKline PLC (United Kingdom)	Health care	1,634	30,903	0.47%
FactSet Research Systems, Inc.	Consumer cyclicals	78	30,898	0.47%
Valeo (France)	Consumer cyclicals	1,100	30,894	0.47%
Shopify, Inc. Class A (Canada)	Technology	23	30,862	0.47%
Pinterest, Inc. Class A	Technology	606	30,851	0.47%
CoStar Group, Inc.	Consumer cyclicals	358	30,820	0.47%
Moncler SpA (Italy)	Consumer cyclicals	502	30,813	0.47%
Airbnb, Inc. Class A	Consumer staples	184	30,795	0.47%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	407	30,730	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	408	30,715	0.47%
Sumitomo Chemical Co., Ltd. (Japan)	Basic materials	5,841	30,703	0.47%
Thales SA (France)	Technology	315	30,664	0.47%
Eiffage SA (France)	Basic materials	302	30,661	0.47%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	76	30,660	0.47%
Dropbox, Inc. Class A	Technology	1,049	30,653	0.47%
Segro PLC (United Kingdom)	Financials	1,904	30,652	0.47%
Royal Bank of Canada (Canada)	Financials	308	30,631	0.47%
Activision Blizzard, Inc.	Technology	396	30,626	0.47%
eBay, Inc.	Technology	440	30,622	0.47%
Athene Holding, Ltd. Class A	Financials	445	30,618	0.47%
Cadence Design Systems, Inc.	Technology	202	30,614	0.47%
DoorDash, Inc. Class A	Consumer staples	149	30,613	0.47%
Pfizer, Inc.	Health care	712	30,610	0.47%
Hologic, Inc.	Health care	415	30,607	0.47%
IAC/InterActiveCorp	Technology	235	30,584	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AMC Entertainment Holdings, Inc. Class A	Consumer cyclicals	838	$31,899	0.50%
Sunrun, Inc.	Energy	724	31,841	0.50%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	445	31,291	0.49%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	931	30,953	0.48%
Argenx SE (Netherlands)	Health care	103	30,830	0.48%
Tokio Marine Holdings, Inc. (Japan)	Financials	570	30,827	0.48%
Trend Micro, Inc. (Japan)	Technology	549	30,707	0.48%
Shimano, Inc. (Japan)	Consumer cyclicals	104	30,663	0.48%
Cheniere Energy, Inc.	Energy	313	30,617	0.48%
AGC, Inc.	Consumer cyclicals	588	30,562	0.48%
Canopy Growth Corp. (Canada)	Health care	2,203	30,521	0.48%
Silver Wheaton Corp. (Canada)	Basic materials	810	30,494	0.48%
Chugai Pharmaceutical Co., Ltd. (Japan)	Health care	827	30,480	0.48%
Veolia Environnement SA (France)	Utilities and power	994	30,478	0.48%
AXA SA (France)	Financials	1,091	30,442	0.47%
Nippon Paint Holdings Co., Ltd. (Japan)	Basic materials	2,783	30,434	0.47%
Valero Energy Corp.	Energy	431	30,432	0.47%
Realestate.com.au, Ltd. (Australia)	Technology	265	30,423	0.47%
CyberArk Software, Ltd. (Israel)	Technology	193	30,398	0.47%
Heineken NV (Netherlands)	Consumer staples	291	30,387	0.47%
Boston Beer Co., Inc. Class A	Consumer staples	60	30,362	0.47%
Imperial Brands PLC (United Kingdom)	Consumer staples	1,446	30,361	0.47%
Chewy, Inc. Class A	Consumer staples	446	30,360	0.47%
Avantor, Inc.	Health care	742	30,340	0.47%
Black Knight, Inc.	Technology	421	30,336	0.47%
PPD, Inc.	Health care	648	30,323	0.47%
Essity AB Class B (Sweden)	Consumer staples	976	30,313	0.47%
Ceridian HCM Holding, Inc.	Technology	269	30,301	0.47%
M3, Inc. (Japan)	Health care	422	30,271	0.47%
Clarivate PLC (United Kingdom)	Technology	1,381	30,251	0.47%
Konami Holdings Corp.	Technology	479	30,251	0.47%
Live Nation Entertainment, Inc.	Consumer cyclicals	332	30,247	0.47%
Credit Suisse Group AG (Switzerland)	Financials	3,031	30,230	0.47%
Nice, Ltd.	Communication services	108	30,217	0.47%
Atmos Energy Corp.	Utilities and power	343	30,217	0.47%
Royalty Pharma PLC Class A	Health care	836	30,215	0.47%
Hess Corp.	Energy	387	30,206	0.47%
Sumco Corp.	Technology	1,493	30,201	0.47%
Kubota Corp. (Japan)	Capital goods	1,406	30,187	0.47%
Nutrien, Ltd. (Canada)	Basic materials	464	30,110	0.47%
CIE Generale Des Etablissements Michelin SCA (France)	Consumer cyclicals	196	30,078	0.47%
FedEx Corp.	Transportation	137	30,057	0.47%
Devon Energy Corp.	Energy	846	30,040	0.47%
Naturgy Energy Group SA (Spain)	Utilities and power	1,192	30,038	0.47%
Charter Communications, Inc. Class A	Communication services	41	30,025	0.47%
MarketAxess Holdings, Inc.	Consumer cyclicals	71	30,018	0.47%
ORIX Corp. (Japan)	Financials	1,583	30,012	0.47%
Catalent, Inc.	Health care	225	30,007	0.47%
Sumitomo Electric Industries, Ltd. (Japan)	Conglomerates	2,230	29,969	0.47%
Broadridge Financial Solutions, Inc.	Financials	180	29,958	0.47%

A BASKET (JPCMPTFL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Dentsply Sirona, Inc.	Health care	310	$18,001	1.49%
Change Healthcare, Inc.	Health care	852	17,845	1.47%
Ford Motor Co.	Consumer cyclicals	1,200	16,987	1.40%
General Motors Co.	Consumer cyclicals	317	16,700	1.38%
BorgWarner, Inc.	Capital goods	383	16,569	1.37%
Bristol-Myers Squibb Co.	Health care	266	15,729	1.30%
Perrigo Co. PLC	Health care	311	14,719	1.21%
Catalent, Inc.	Health care	103	13,750	1.13%
T-Mobile US, Inc.	Communication services	104	13,309	1.10%
Zoetis, Inc.	Health care	65	12,561	1.04%
TransDigm Group, Inc.	Capital goods	20	12,492	1.03%
Thor Industries, Inc.	Consumer cyclicals	100	12,236	1.01%
Delphi Automotive PLC	Capital goods	78	11,621	0.96%
Driven Brands Holdings, Inc.	Consumer cyclicals	396	11,434	0.94%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	27	11,062	0.91%
Novocure, Ltd. (Jersey)	Health care	94	10,977	0.91%
AECOM	Capital goods	167	10,569	0.87%
Merck & Co., Inc.	Health care	137	10,283	0.85%
Tandem Diabetes Care, Inc.	Health care	86	10,281	0.85%
Datto Holding Corp.	Technology	430	10,273	0.85%
Hexcel Corp.	Capital goods	172	10,231	0.84%
Hanesbrands, Inc.	Consumer cyclicals	590	10,130	0.84%
AZEK Co., Inc. (The)	Basic materials	275	10,044	0.83%
Rocket Cos., Inc. Class A	Financials	551	8,832	0.73%
Boston Scientific Corp.	Health care	197	8,534	0.70%
Skechers USA, Inc. Class A	Consumer cyclicals	202	8,503	0.70%
Spirit AeroSystems Holdings, Inc. Class A	Capital goods	192	8,501	0.70%
Dropbox, Inc. Class A	Technology	287	8,391	0.69%
Brighthouse Financial, Inc.	Financials	185	8,387	0.69%
Square, Inc. Class A	Consumer cyclicals	35	8,321	0.69%
DexCom, Inc.	Health care	15	7,982	0.66%
Datadog, Inc. Class A	Technology	56	7,935	0.65%
Nektar Therapeutics	Health care	441	7,916	0.65%
United Rentals, Inc.	Consumer cyclicals	22	7,865	0.65%
Deckers Outdoor Corp.	Consumer cyclicals	21	7,721	0.64%
Mercury Systems, Inc.	Technology	163	7,710	0.64%
Darling Ingredients, Inc.	Consumer staples	107	7,710	0.64%
Zendesk, Inc.	Technology	66	7,685	0.63%
TopBuild Corp.	Basic materials	37	7,591	0.63%
Freshpet, Inc.	Consumer cyclicals	53	7,497	0.62%
Quanta Services, Inc.	Capital goods	65	7,354	0.61%
American Airlines Group, Inc.	Transportation	354	7,262	0.60%
ABIOMED, Inc.	Health care	22	7,224	0.60%
Timken Co. (The)	Basic materials	109	7,156	0.59%
Avantor, Inc.	Health care	173	7,089	0.59%
RingCentral, Inc. Class A	Technology	32	7,068	0.58%
AT&T, Inc.	Communication services	259	7,005	0.58%
Sabre Corp.	Consumer cyclicals	591	7,003	0.58%
Vertiv Holdings Co.	Capital goods	290	6,994	0.58%
Harley-Davidson, Inc.	Consumer cyclicals	189	6,935	0.57%

A BASKET (UBSPUSER) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	2,242	$631,935	7.76%
Apple, Inc.	Technology	2,781	393,457	4.83%
Amazon.com, Inc.	Consumer cyclicals	97	318,349	3.91%
Alphabet, Inc. Class C	Technology	101	269,511	3.31%
Facebook, Inc. Class A	Technology	488	165,461	2.03%
NVIDIA Corp.	Technology	753	155,922	1.91%
JPMorgan Chase & Co.	Financials	892	145,980	1.79%
Regeneron Pharmaceuticals, Inc.	Health care	233	140,974	1.73%
Danaher Corp.	Health care	462	140,529	1.73%
Citigroup, Inc.	Financials	1,951	136,935	1.68%
PayPal Holdings, Inc.	Consumer cyclicals	517	134,571	1.65%
Johnson Controls International PLC	Capital goods	1,917	130,538	1.60%
Walmart, Inc.	Consumer cyclicals	927	129,239	1.59%
Bank of America Corp.	Financials	3,023	128,313	1.58%
Charter Communications, Inc. Class A	Communication services	175	127,487	1.57%
Union Pacific Corp.	Transportation	573	112,347	1.38%
O'Reilly Automotive, Inc.	Consumer cyclicals	172	105,126	1.29%
Adobe, Inc.	Technology	173	99,659	1.22%
Visa, Inc. Class A	Financials	433	96,511	1.19%
American Tower Corp.	Communication services	350	92,960	1.14%
Johnson & Johnson	Health care	540	87,188	1.07%
Northrop Grumman Corp.	Capital goods	238	85,582	1.05%
Tesla, Inc.	Consumer cyclicals	108	83,935	1.03%
Mastercard, Inc. Class A	Consumer cyclicals	235	81,606	1.00%
Southwest Airlines Co.	Transportation	1,580	81,260	1.00%
Goldman Sachs Group, Inc. (The)	Financials	215	81,115	1.00%
ConocoPhillips	Energy	1,196	81,065	1.00%
AbbVie, Inc.	Health care	724	78,124	0.96%
Procter & Gamble Co. (The)	Consumer staples	546	76,400	0.94%
Anthem, Inc.	Health care	196	73,241	0.90%
ServiceNow, Inc.	Technology	116	72,380	0.89%
Nike, Inc. Class B	Consumer cyclicals	487	70,787	0.87%
Qualcomm, Inc.	Technology	536	69,124	0.85%
United Rentals, Inc.	Consumer cyclicals	187	65,458	0.80%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	1,990	64,743	0.80%
TJX Cos., Inc. (The)	Consumer cyclicals	968	63,843	0.78%
NRG Energy, Inc.	Utilities and power	1,560	63,696	0.78%
Target Corp.	Consumer cyclicals	278	63,686	0.78%
Thermo Fisher Scientific, Inc.	Health care	111	63,475	0.78%
UnitedHealth Group, Inc.	Health care	157	61,322	0.75%
Capital One Financial Corp.	Financials	369	59,798	0.73%
Exxon Mobil Corp.	Energy	1,006	59,186	0.73%
General Motors Co.	Consumer cyclicals	1,119	59,004	0.72%
Eaton Corp. PLC	Capital goods	394	58,857	0.72%
American International Group, Inc.	Financials	1,057	57,998	0.71%
S&P Global, Inc.	Consumer cyclicals	136	57,649	0.71%
Chipotle Mexican Grill, Inc.	Consumer staples	32	57,415	0.71%
Dow, Inc.	Basic materials	985	56,724	0.70%
Comcast Corp. Class A	Communication services	1,014	56,686	0.70%
Intuit, Inc.	Technology	103	55,411	0.68%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$3,191,000	$5,425	$(32)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(5,458)
	1,018,000	5,762	(19)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,780)

Total			$(51)				$(11,238)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$68	$1,000	$285	5/11/63	300 bp — Monthly	$(216)
	CMBX NA BBB-.6 Index	B+/P	121	2,000	569	5/11/63	300 bp — Monthly	(447)
	CMBX NA BBB-.6 Index	B+/P	228	4,000	1,138	5/11/63	300 bp — Monthly	(908)
	CMBX NA BBB-.6 Index	B+/P	247	4,000	1,138	5/11/63	300 bp — Monthly	(889)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	B+/P	887	8,000	2,276	5/11/63	300 bp — Monthly	(1,385)
	CMBX NA BBB-.7 Index	BB-/P	141	25,000	4,518	1/17/47	300 bp — Monthly	(4,364)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B-/P	2,439	16,389	7,372	5/11/63	500 bp — Monthly	(4,919)
	CMBX NA BB.7 Index	B/P	459	9,000	3,034	1/17/47	500 bp — Monthly	(2,567)
	CMBX NA BBB-.6 Index	B+/P	25,281	397,000	112,947	5/11/63	300 bp — Monthly	(87,467)
	Credit Suisse International
	CMBX NA A.6 Index	BBB+/P	(32)	29,000	3,033	5/11/63	200 bp — Monthly	(3,056)
	CMBX NA BBB-.6 Index	B+/P	74,418	792,000	225,324	5/11/63	300 bp — Monthly	(150,510)
	CMBX NA BBB-.7 Index	BB-/P	3,952	50,000	9,035	1/17/47	300 bp — Monthly	(5,058)
	CMBX NA BBB-.7 Index	BB-/P	7,909	107,000	19,335	1/17/47	300 bp — Monthly	(11,373)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	309	6,000	628	5/11/63	200 bp — Monthly	(317)
	CMBX NA A.6 Index	BBB+/P	419	8,000	837	5/11/63	200 bp — Monthly	(415)
	CMBX NA A.6 Index	BBB+/P	1,018	20,000	2,092	5/11/63	200 bp — Monthly	(1,068)
	CMBX NA A.6 Index	BBB+/P	3,977	62,000	6,485	5/11/63	200 bp — Monthly	(2,488)
	CMBX NA BBB-.6 Index	B+/P	260	3,000	854	5/11/63	300 bp — Monthly	(592)
	CMBX NA BBB-.6 Index	B+/P	259	3,000	854	5/11/63	300 bp — Monthly	(593)
	CMBX NA BBB-.6 Index	B+/P	422	5,000	1,423	5/11/63	300 bp — Monthly	(998)
	CMBX NA BBB-.6 Index	B+/P	661	6,000	1,707	5/11/63	300 bp — Monthly	(1,043)
	CMBX NA BBB-.6 Index	B+/P	591	7,000	1,992	5/11/63	300 bp — Monthly	(1,397)
	CMBX NA BBB-.6 Index	B+/P	365	7,000	1,992	5/11/63	300 bp — Monthly	(1,623)
	CMBX NA BBB-.6 Index	B+/P	633	8,000	2,276	5/11/63	300 bp — Monthly	(1,639)
	CMBX NA BBB-.6 Index	B+/P	990	9,000	2,561	5/11/63	300 bp — Monthly	(1,566)
	CMBX NA BBB-.6 Index	B+/P	435	9,000	2,561	5/11/63	300 bp — Monthly	(2,121)
	CMBX NA BBB-.6 Index	B+/P	1,218	10,000	2,845	5/11/63	300 bp — Monthly	(1,622)
	CMBX NA BBB-.6 Index	B+/P	1,160	14,000	3,983	5/11/63	300 bp — Monthly	(2,816)
	CMBX NA BBB-.6 Index	B+/P	1,671	15,000	4,268	5/11/63	300 bp — Monthly	(2,589)
	CMBX NA BBB-.6 Index	B+/P	2,221	16,000	4,552	5/11/63	300 bp — Monthly	(2,323)
	CMBX NA BBB-.6 Index	B+/P	1,090	16,000	4,552	5/11/63	300 bp — Monthly	(3,454)
	CMBX NA BBB-.6 Index	B+/P	878	18,000	5,121	5/11/63	300 bp — Monthly	(4,235)
	CMBX NA BBB-.6 Index	B+/P	2,923	27,000	7,682	5/11/63	300 bp — Monthly	(4,745)
	CMBX NA BBB-.6 Index	B+/P	3,376	36,000	10,242	5/11/63	300 bp — Monthly	(6,848)
	CMBX NA BBB-.6 Index	B+/P	4,360	58,000	16,501	5/11/63	300 bp — Monthly	(12,112)
	CMBX NA BBB-.7 Index	BB-/P	695	8,000	1,446	1/17/47	300 bp — Monthly	(747)
	CMBX NA BBB-.7 Index	BB-/P	1,448	17,000	3,072	1/17/47	300 bp — Monthly	(1,615)
	CMBX NA BBB-.7 Index	BB-/P	1,478	20,000	3,614	1/17/47	300 bp — Monthly	(2,126)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	B+/P	241,695	756,000	215,082	5/11/63	300 bp — Monthly	26,991
	Merrill Lynch International
	CMBX NA BBB-.6 Index	B+/P	51,466	191,000	54,340	5/11/63	300 bp — Monthly	(2,779)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	B+/P	4,306	65,000	18,493	5/11/63	300 bp — Monthly	(14,150)

Upfront premium received			446,474		Unrealized appreciation			26,991

Upfront premium (paid)			(32)		Unrealized (depreciation)			(351,180)

	Total		$446,442				Total	$(324,189)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(313)	$3,000	$701	11/17/59	(500 bp) — Monthly	$385
	CMBX NA BB.10 Index	(329)	3,000	701	11/17/59	(500 bp) — Monthly	369
	CMBX NA BB.11 Index	(1,166)	9,000	758	11/18/54	(500 bp) — Monthly	(416)
	CMBX NA BB.11 Index	(283)	3,000	253	11/18/54	(500 bp) — Monthly	(33)
	CMBX NA BB.8 Index	(176)	966	342	10/17/57	(500 bp) — Monthly	165
	CMBX NA BB.9 Index	(3,716)	36,000	7,456	9/17/58	(500 bp) — Monthly	3,710
	Credit Suisse International
	CMBX NA BB.10 Index	(714)	6,000	1,402	11/17/59	(500 bp) — Monthly	683
	CMBX NA BB.10 Index	(801)	6,000	1,402	11/17/59	(500 bp) — Monthly	596
	CMBX NA BB.7 Index	(300)	16,389	7,372	5/11/63	(500 bp) — Monthly	7,058
	CMBX NA BB.8 Index	(175)	966	342	10/17/57	(500 bp) — Monthly	166
	CMBX NA BB.9 Index	(1,504)	15,000	3,107	9/17/58	(500 bp) — Monthly	1,590
	Goldman Sachs International
	CMBX NA BB.7 Index	(9,130)	54,000	18,203	1/17/47	(500 bp) — Monthly	9,029
	CMBX NA BB.7 Index	(2,738)	15,000	5,057	1/17/47	(500 bp) — Monthly	2,306
	CMBX NA BB.9 Index	(357)	3,000	621	9/17/58	(500 bp) — Monthly	262
	CMBX NA BB.9 Index	(361)	3,000	621	9/17/58	(500 bp) — Monthly	258
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(44,370)	189,000	34,152	1/17/47	(300 bp) — Monthly	(10,312)
	Merrill Lynch International
	CMBX NA BB.10 Index	(341)	6,000	1,402	11/17/59	(500 bp) — Monthly	1,055
	CMBX NA BB.11 Index	(3,460)	7,000	589	11/18/54	(500 bp) — Monthly	(2,876)
	CMBX NA BB.9 Index	(351)	9,000	1,864	9/17/58	(500 bp) — Monthly	1,506
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(3,869)	38,000	6,867	1/17/47	(300 bp) — Monthly	2,975
	CMBX NA BB.10 Index	(315)	3,000	701	11/17/59	(500 bp) — Monthly	384
	CMBX NA BB.9 Index	(728)	6,000	1,243	9/17/58	(500 bp) — Monthly	510
	CMBX NA BB.9 Index	(364)	3,000	621	9/17/58	(500 bp) — Monthly	255

Upfront premium received		—				Unrealized appreciation	33,262

Upfront premium (paid)		(75,861)				Unrealized (depreciation)	(13,637)

	Total	$(75,861)				Total	$19,625
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(105,530)	$1,117,000	$102,652	12/20/26	500 bp — Quarterly	$(2,722)

	Total		$(105,530)					$(2,722)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	EM Series 36 Index	$(63,800)	$1,903,000	$75,758	12/20/26	(100 bp) — Quarterly	$11,482
	NA HY Series 37 Index	124,985	1,324,000	121,676	12/20/26	(500 bp) — Quarterly	3,125

	Total	$61,185					$14,607
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $23,100,455.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,357,775	$22,205,150	$23,562,925	$713	$—
	Putnam Short Term Investment Fund**	9,670,286	6,494,687	6,196,413	7,354	9,968,560

	Total Short-term investments	$11,028,061	$28,699,837	$29,759,338	$8,067	$9,968,560
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $424,976.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $647,937.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $235,971.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $7,210,900 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge credit risk, to hedge market risk,and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $747,927 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $647,937 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$106,820	$206,668	$—
Capital goods	43,779	31,732	—
Communication services	—	23,392	—
Consumer cyclicals	—	199,576	—
Consumer staples	213,824	78,562	—
Energy	—	99,829	—
Financials	109,085	338,802	—
Health care	—	114,287	—
Technology	157,092	887,955	—
Transportation	—	81,286	—
Utilities and power	—	—	—

Total common stocks	630,600	2,062,089	—
Asset-backed securities	—	100,000	25,033
Commodity linked notes	—	1,339,267	—
Corporate bonds and notes	—	104,222	—
Foreign government and agency bonds and notes	—	149,594	—
Investment companies	1,940,955	—	—
Mortgage-backed securities	—	1,090,113	—
Purchased options outstanding	—	30,104	—
U.S. government and agency mortgage obligations	—	3,176,288	—
Warrants	—	251,388	—
Short-term investments	—	15,892,965	—

Totals by level	$2,571,555	$24,196,030	$25,033
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(79,535)	$—
Futures contracts	(278,545)	—	—
Written options outstanding	—	(9,253)	—
Forward premium swap option contracts	—	(1,708)	—
TBA sale commitments	—	(1,000,727)	—
Interest rate swap contracts	—	(36,163)	—
Total return swap contracts	—	75,315	—
Credit default contracts	—	(618,915)	—

Totals by level	$(278,545)	$(1,670,986)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$1,000
Purchased currency option contracts (contract amount)	$2,000,000
Purchased swap option contracts (contract amount)	$610,000
Written currency option contracts (contract amount)	$2,000,000
Written swap option contracts (contract amount)	$580,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$16,400,000
Centrally cleared interest rate swap contracts (notional)	$6,800,000
OTC total return swap contracts (notional)	$50,100,000
Centrally cleared total return swap contracts (notional)	$4,600,000
OTC credit default contracts (notional)	$3,300,000
Centrally cleared credit default contracts (notional)	$5,000,000
Warrants (number of warrants)	100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com